Basis of Presentation - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Ontario Inc. 2435572 [Member]
Disclosure of basis of preparation [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Ontario Inc 2435386 [Member]
Disclosure of basis of preparation [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Ontario Inc 2435386 [Member] | Gk mine [Member]
Disclosure of basis of preparation [Line Items]
Proportion of ownership interest in associate	49.00%
Kennady Diamonds Inc [Member]
Disclosure of basis of preparation [Line Items]
Proportion of ownership interest in subsidiary	100.00%